Putnam International Value Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value
Aerospace and defense (0.7%)
BAE Systems PLC (United Kingdom)	169,792	$1,283,363

		1,283,363
Air freight and logistics (1.7%)
Deutsche Post AG (Germany)	48,308	3,044,684

		3,044,684
Airlines (1.2%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	525,184	2,146,605

		2,146,605
Auto components (1.2%)
Magna International, Inc. (Canada)	28,513	2,145,791

		2,145,791
Automobiles (1.3%)
Yamaha Motor Co., Ltd. (Japan)	84,600	2,355,668

		2,355,668
Banks (16.4%)
AIB Group PLC (Ireland)(NON)	849,709	2,291,316
Australia & New Zealand Banking Group, Ltd. (Australia)	198,974	4,014,296
BNP Paribas SA (France)	51,136	3,275,538
CaixaBank SA (Spain)	365,883	1,134,555
DBS Group Holdings, Ltd. (Singapore)	73,483	1,631,757
DNB Bank ASA (Norway)	83,287	1,890,880
Hana Financial Group, Inc. (South Korea)	69,704	2,690,491
ING Groep NV (Netherlands)	434,793	6,310,662
Lloyds Banking Group PLC (United Kingdom)	1,254,759	780,523
Mizuho Financial Group, Inc. (Japan)	88,620	1,247,591
Skandinaviska Enskilda Banken AB (Sweden)	33,518	472,273
Sumitomo Mitsui Financial Group, Inc. (Japan)	103,300	3,613,990

		29,353,872
Beverages (2.4%)
Asahi Group Holdings, Ltd. (Japan)	39,600	1,918,301
Coca-Cola Europacific Partners PLC (United Kingdom)	43,600	2,410,644

		4,328,945
Building products (1.2%)
Compagnie De Saint-Gobain (France)	32,883	2,214,738

		2,214,738
Capital markets (2.5%)
Quilter PLC (United Kingdom)	958,186	1,826,939
UBS Group AG (Switzerland)	159,414	2,547,432

		4,374,371
Chemicals (1.0%)
LANXESS AG (Germany)	26,339	1,791,055

		1,791,055
Construction and engineering (2.5%)
Vinci SA (France)	42,456	4,397,758

		4,397,758
Construction materials (1.2%)
CRH PLC (Ireland)	45,944	2,143,104

		2,143,104
Diversified financial services (2.4%)
Eurazeo SA (France)	24,648	2,316,464
ORIX Corp. (Japan)	107,200	2,003,350

		4,319,814
Diversified telecommunication services (3.5%)
BCE, Inc. (Canada)	33,700	1,688,193
Nippon Telegraph & Telephone Corp. (Japan)	125,700	3,474,984
Telstra Corp., Ltd. (Australia)	400,217	1,128,017

		6,291,194
Electric utilities (2.4%)
Fortum OYJ (Finland)	64,729	1,968,546
SSE PLC (United Kingdom)	108,022	2,268,303

		4,236,849
Electrical equipment (0.2%)
Siemens Energy AG (Germany)(NON)	12,521	336,468

		336,468
Food and staples retail (2.3%)
Koninklijke Ahold Delhaize NV (Netherlands)	76,235	2,527,442
Seven & i Holdings Co., Ltd. (Japan)	32,800	1,488,448

		4,015,890
Food products (1.2%)
JDE Peet's BV (Netherlands)	16,939	503,143
Kerry Group PLC Class A (Ireland)	11,587	1,551,311

		2,054,454
Health-care equipment and supplies (1.7%)
Hoya Corp. (Japan)	18,900	2,955,921

		2,955,921
Hotels, restaurants, and leisure (1.5%)
Compass Group PLC (United Kingdom)(NON)	60,982	1,247,711
Dalata Hotel Group PLC (Ireland)(NON)	296,507	1,394,546

		2,642,257
Household durables (3.7%)
Panasonic Corp. (Japan)	147,900	1,835,756
Sony Group Corp. (Japan)	42,100	4,688,316

		6,524,072
Industrial conglomerates (2.4%)
Siemens AG (Germany)	26,284	4,320,483

		4,320,483
Insurance (8.6%)
AIA Group, Ltd. (Hong Kong)	372,400	4,287,866
Allianz SE (Germany)	9,029	2,036,434
AXA SA (France)	112,901	3,140,904
Prudential PLC (United Kingdom)	162,380	3,152,228
QBE Insurance Group, Ltd. (Australia)	341,101	2,845,643

		15,463,075
Machinery (2.0%)
MinebeaMitsumi, Inc. (Japan)	111,100	2,836,856
NSK, Ltd. (Japan)	120,100	815,093

		3,651,949
Metals and mining (2.8%)
Anglo American PLC (United Kingdom)	80,530	2,777,871
Rio Tinto PLC (United Kingdom)	33,691	2,224,487

		5,002,358
Multi-utilities (1.9%)
Veolia Environnement SA (France)	109,536	3,352,098

		3,352,098
Multiline retail (1.0%)
Don Quijote Co., Ltd. (Japan)	85,100	1,763,727

		1,763,727
Oil, gas, and consumable fuels (5.3%)
BP PLC (United Kingdom)	578,697	2,621,525
Ovintiv, Inc.	31,860	1,046,908
Royal Dutch Shell PLC Class B (United Kingdom)	72,426	1,604,549
Suncor Energy, Inc. (Canada)	103,712	2,150,227
Thungela Resources, Ltd. (South Africa)(NON)	7,260	44,347
TotalEnergies SE (France)	39,879	1,910,965

		9,378,521
Personal products (1.1%)
Unilever PLC (United Kingdom)	35,172	1,897,087

		1,897,087
Pharmaceuticals (6.1%)
AstraZeneca PLC (United Kingdom)	26,324	3,169,004
Novartis AG (Switzerland)	32,701	2,682,797
Sanofi (France)	51,651	4,972,162

		10,823,963
Specialty retail (1.4%)
Kingfisher PLC (United Kingdom)	548,592	2,481,969

		2,481,969
Technology hardware, storage, and peripherals (2.5%)
Lite-On Technology Corp. (Taiwan)	797,000	1,781,341
Samsung Electronics Co., Ltd. (South Korea)	43,805	2,726,371

		4,507,712
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	75,137	1,568,060

		1,568,060
Trading companies and distributors (4.1%)
Ferguson PLC (United Kingdom)	11,497	1,593,747
ITOCHU Corp. (Japan)	60,200	1,763,349
Mitsubishi Corp. (Japan)	128,700	4,026,081

		7,383,177
Transportation infrastructure (0.7%)
Aena SME SA (Spain)(NON)	6,957	1,200,020

		1,200,020
Wireless telecommunication services (2.2%)
KDDI Corp. (Japan)	39,000	1,288,853
Vodafone Group PLC (United Kingdom)	1,728,731	2,614,948

		3,903,801

Total common stocks (cost $149,374,803)		$169,654,873

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.375%, 12/31/25(i)	$145,000	$142,207

Total U.S. treasury obligations (cost $142,207)		$142,207

SHORT-TERM INVESTMENTS (4.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	6,876,954	$6,876,954
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	60,000	60,000
U.S. Treasury Bills 0.048%, 10/14/21(SEGSF)		$600,000	599,994

Total short-term investments (cost $7,536,944)			$7,536,948
TOTAL INVESTMENTS

Total investments (cost $157,053,954)			$177,334,028

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $83,539,838) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/20/21	$1,070,251	$1,103,771	$(33,520)
		British Pound	Buy	12/15/21	597,229	613,213	(15,984)
		Canadian Dollar	Sell	10/20/21	2,809,644	2,844,034	34,390
		Euro	Buy	12/15/21	841,163	861,534	(20,371)
		Japanese Yen	Buy	11/17/21	176,920	178,926	(2,006)
		Swedish Krona	Buy	12/15/21	281,562	287,036	(5,474)
		Swiss Franc	Buy	12/15/21	973,396	992,099	(18,703)
	Barclays Bank PLC
		British Pound	Sell	12/15/21	280,018	287,511	7,493
		Euro	Sell	12/15/21	1,087,908	1,114,274	26,366
		Hong Kong Dollar	Buy	11/17/21	1,057,056	1,057,465	(409)
		Japanese Yen	Buy	11/17/21	337,877	340,623	(2,746)
	Citibank, N.A.
		British Pound	Buy	12/15/21	334,728	343,668	(8,940)
		Canadian Dollar	Sell	10/20/21	570,803	577,261	6,458
		Danish Krone	Buy	12/15/21	1,113,623	1,139,963	(26,340)
		Euro	Buy	12/15/21	692,442	709,242	(16,800)
		Japanese Yen	Sell	11/17/21	1,184,425	1,194,136	9,711
		Swiss Franc	Buy	12/15/21	1,684,497	1,716,709	(32,212)
	Goldman Sachs International
		British Pound	Sell	12/15/21	1,186,776	1,218,478	31,702
		Canadian Dollar	Buy	10/20/21	1,553,325	1,570,630	(17,305)
		Euro	Buy	12/15/21	1,941,252	1,988,479	(47,227)
		Hong Kong Dollar	Sell	11/17/21	321,916	322,036	120
		Japanese Yen	Buy	11/17/21	3,759,345	3,789,820	(30,475)
		South Korean Won	Sell	11/17/21	1,243,745	1,284,477	40,732
		Swiss Franc	Buy	12/15/21	405,591	410,298	(4,707)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/20/21	886,103	935,092	(48,989)
		British Pound	Sell	12/15/21	1,483,639	1,523,355	39,716
		Canadian Dollar	Sell	10/20/21	52,028	52,606	578
		Euro	Buy	12/15/21	3,348,642	3,429,442	(80,800)
		Hong Kong Dollar	Buy	11/17/21	1,086,014	1,086,401	(387)
		Japanese Yen	Sell	11/17/21	592,105	597,024	4,919
	JPMorgan Chase Bank N.A.
		British Pound	Buy	12/15/21	279,614	287,100	(7,486)
		Canadian Dollar	Sell	10/20/21	1,638,748	1,657,007	18,259
		Euro	Buy	12/15/21	1,794,852	1,838,352	(43,500)
		Japanese Yen	Buy	11/17/21	250,408	252,473	(2,065)
		New Zealand Dollar	Buy	10/20/21	335,413	337,679	(2,266)
		Norwegian Krone	Sell	12/15/21	78,828	79,428	600
		Singapore Dollar	Buy	11/17/21	287,130	288,478	(1,348)
		South Korean Won	Sell	11/17/21	3,868,483	3,994,651	126,168
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/15/21	844,637	867,094	22,457
		Canadian Dollar	Sell	10/20/21	200,768	205,349	4,581
		Euro	Buy	12/15/21	4,458,707	4,553,164	(94,457)
		Japanese Yen	Buy	11/17/21	3,283,522	3,313,142	(29,620)
		Swedish Krona	Buy	12/15/21	305,394	311,049	(5,655)
	NatWest Markets PLC
		British Pound	Sell	12/15/21	647,088	664,355	17,267
		Euro	Sell	12/15/21	2,170,828	2,223,385	52,557
		Swedish Krona	Buy	12/15/21	1,481,387	1,508,864	(27,477)
		Swiss Franc	Buy	12/15/21	4,144,917	4,224,331	(79,414)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/20/21	165,638	171,216	(5,578)
		British Pound	Sell	12/15/21	5,077,926	5,213,221	135,295
		Canadian Dollar	Sell	10/20/21	290,138	293,368	3,230
		Euro	Buy	12/15/21	839,539	857,721	(18,182)
		Hong Kong Dollar	Sell	11/17/21	500,161	500,321	160
		Israeli Shekel	Buy	10/20/21	988,319	975,894	12,425
		Japanese Yen	Sell	11/17/21	2,247,853	2,266,608	18,755
	UBS AG
		Australian Dollar	Buy	10/20/21	476,960	493,106	(16,146)
		British Pound	Buy	12/15/21	809,601	824,229	(14,628)
		Canadian Dollar	Sell	10/20/21	1,690,460	1,709,302	18,842
		Euro	Sell	12/15/21	4,880,855	4,994,363	113,508
		Hong Kong Dollar	Sell	11/17/21	679,857	680,103	246
		Japanese Yen	Buy	11/17/21	2,555,416	2,572,038	(16,622)
	WestPac Banking Corp.
		British Pound	Buy	12/15/21	1,395,375	1,432,506	(37,131)
		Euro	Buy	12/15/21	371,337	380,338	(9,001)

	Unrealized appreciation						746,535

	Unrealized (depreciation)						(823,971)

	Total						$(77,436)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $178,159,754.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
	Short-term investments
	Putnam Short Term Investment Fund*	$5,344,634	$10,612,177	$9,079,857	$1,555	$6,876,954

	Total Short-term investments	$5,344,634	$10,612,177	$9,079,857	$1,555	$6,876,954
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $234,000.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $443,905 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	21.5%
	United Kingdom	20.0
	France	14.4
	Germany	6.5
	Australia	5.7
	Netherlands	5.3
	United States	4.8
	Ireland	4.2
	Canada	3.4
	South Korea	3.1
	Switzerland	2.9
	Hong Kong	2.4
	Spain	1.3
	Finland	1.1
	Norway	1.1
	Taiwan	1.0
	Singapore	0.9
	Sweden	0.3
	Other	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $427,807 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $234,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,688,193	$8,506,802	$—
Consumer discretionary	2,145,791	15,767,693	—
Consumer staples	2,410,644	11,453,792	—
Energy	3,197,135	6,181,386	—
Financials	—	53,511,132	—
Health care	—	13,779,884	—
Industrials	—	29,979,245	—
Information technology	—	4,507,712	—
Materials	—	8,936,517	—
Utilities	—	7,588,947	—

Total common stocks	9,441,763	160,213,110	—
U.S. treasury obligations	—	142,207	—
Short-term investments	60,000	7,476,948	—

Totals by level	$9,501,763	$167,832,265	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(77,436)	$—

Totals by level	$—	$(77,436)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$86,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com